Debt (Tables)	12 Months Ended
May 31, 2020
Debt Disclosure [Abstract]
Schedule of Outstanding Debt Instrument

The table below presents outstanding debt instruments as of May 31:

	2020	2019
Sponsor loan	$-	$93,761
10% Fixed Convertible Promissory Note	152,500	-
Less Discount	(25,180)	-
Related Party Note	64,728	-
Convertible Note Payable	1,000,000	1,000,000

Total	$1,192,048	$1,093,761

Schedule of Prepayment of Debt Note

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid